Financial Risk Management - Summary of Required Equity Capital not Measured by Value at Risk (Details) - Kookmin Bank - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 71,611	₩ 71,316
Interest rate risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	25,432	40,290
Stock price risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	6	7,088
Currency risk
Required Equity Capital Not Measured By VaR Line Items [Line Items]
Required Equity Capital Not Measured By VaR	₩ 46,173	₩ 23,938